iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Hexcel Corp. ............................ 90,249 $ 6,369,775
a
Chemicals  —  61 .9%
Air Products and Chemicals, Inc. .............. 208,963 66,974,731
Albemarle Corp. ......................... 113,846 32,041,957
Ashland, Inc. ............................ 54,547 5,960,351
Celanese Corp. .......................... 116,611 14,366,475
CF Industries Holdings, Inc. .................. 210,840 17,858,148
Chemours Co. (The) ....................... 161,401 5,873,382
Dow, Inc. .............................. 661,958 39,287,207
Eastman Chemical Co. ..................... 128,770 11,353,651
Ecolab, Inc. ............................ 231,986 35,918,392
Element Solutions, Inc. ..................... 242,522 4,966,851
FMC Corp. ............................. 135,630 18,056,422
Huntsman Corp. ......................... 196,322 6,221,444
International Flavors & Fragrances, Inc. .......... 253,004 28,452,830
Linde PLC ............................. 453,600 150,114,384
LyondellBasell Industries NV , Class A ........... 273,739 26,467,824
Mosaic Co. (The) ......................... 366,208 18,141,944
NewMarket Corp. ......................... 6,259 2,156,288
Olin Corp. .............................. 135,889 8,777,071
Scotts Miracle-Gro Co. (The) , Class A ........... 43,475 3,138,460
Valvoline, Inc. ........................... 190,398 6,979,991
Westlake Corp.
(a)
......................... 35,514 4,359,344
507,467,147
a
Containers & Packaging  —  4 .0%
Avery Dennison Corp. ...................... 87,673 16,608,773
International Paper Co. ..................... 382,449 15,994,017
32,602,790
a
Machinery  —  0 .6%
Timken Co. (The) ......................... 65,783 5,417,230
a
Metals & Mining  —  28 .3%
Alcoa Corp. ............................. 190,344 9,943,571
Cleveland-Cliffs, Inc.
(a) (b)
.................... 550,204 11,746,855
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 1,362,548 $ 60,796,892
MP Materials Corp. , Class A
(a) (b)
............... 97,714 3,176,682
Newmont Corp. .......................... 780,535 41,313,717
Nucor Corp. ............................ 251,289 42,472,867
Reliance Steel & Aluminum Co. ............... 62,877 14,301,374
Royal Gold, Inc.
(a)
......................... 70,557 8,962,856
Southern Copper Corp. ..................... 91,974 6,917,364
SSR Mining, Inc.
(a)
........................ 221,730 3,756,106
Steel Dynamics, Inc. ....................... 179,265 21,626,530
United States Steel Corp. ................... 249,941 7,120,819
232,135,633
a
Trading Companies & Distributors  —  4 .2%
Fastenal Co. ............................ 565,110 28,566,310
Univar Solutions, Inc.
(b)
..................... 173,160 5,970,557
34,536,867
a
Total Long-Term Investments — 99.8%
(Cost: $ 822,176,454 ) ................................ 818,529,442
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 10,325,324 10,331,519
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 955,455 955,455
a
Total Short-Term Securities — 1.4%
(Cost: $ 11,278,714 ) ................................. 11,286,974
Total Investments — 101.2%
(Cost: $ 833,455,168 ) ................................ 829,816,416
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (9,798,210)
Net Assets — 100.0% ................................. $ 820,018,206
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ —  $ 10,313,735
(a)
$ —  $ 9,524  $ 8,260  $ 10,331,519  10,325,324  $ 27,292
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,980,000  —  (1,024,545)
(a)
—  —  955,455  955,455  25,054  1
$ 9,524  $ 8,260
$ 11,286,974
$ 52,346  $ 1

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 16 03/17/23 $ 1,442 $ 79,413
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 818,529,442  $ —  $ —  $ 818,529,442
Short-Term Securities
Money Market Funds ...................................... 11,286,974  —  —  11,286,974
$ 829,816,416  $ —  $ —  $ 829,816,416
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 79,413  $ —  $ —  $ 79,413
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.